Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 211,128	£ 188,226
Financial assets at fair value through other comprehensive income	45,084	45,908
Loans and advances at amortised cost	182,507	145,259
Other assets	4,209	2,706
Other interests
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2,406	3,417
Financial assets at fair value through other comprehensive income	423	91
Loans and advances at amortised cost	36,842	22,741
Other assets	65	12
Total on-balance sheet exposures	39,736	26,261
Total off-balance sheet notional amounts	21,454	20,409
Maximum exposure to loss	61,190	46,670
Total assets of the entity	284,803	254,634
Other interests | Of which: Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2,284	3,335
Financial assets at fair value through other comprehensive income	0	0
Other assets	0	0
Total on-balance sheet exposures	2,284	3,335
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	2,284	3,335
Total assets of the entity	8,690	11,513
Other interests | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	36,842	22,741
Other interests | Financial assets at amortised cost | Of which: Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	0	0
Multi-seller conduit programme
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Other assets	32	8
Total on-balance sheet exposures	8,713	5,192
Total off-balance sheet notional amounts	10,552	11,015
Maximum exposure to loss	19,265	16,207
Total assets of the entity	66,504	65,441
Multi-seller conduit programme | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	8,681	5,184
Lending
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	9	2
Financial assets at fair value through other comprehensive income	220	53
Other assets	33	4
Total on-balance sheet exposures	22,109	14,353
Total off-balance sheet notional amounts	10,902	9,394
Maximum exposure to loss	33,011	23,747
Total assets of the entity	154,501	160,611
Lending | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	21,847	14,294
Other
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2,397	3,415
Financial assets at fair value through other comprehensive income	203	38
Other assets	0	0
Total on-balance sheet exposures	8,914	6,716
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	8,914	6,716
Total assets of the entity	63,798	28,582
Other | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	£ 6,314	£ 3,263